TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	Rp 8,510,000,000,000	Rp 11,339,000,000,000
Third parties
Trade and other receivables
Trade receivables	7,132,000,000,000	8,996,000,000,000
Related parties
Trade and other receivables
Trade receivables	1,378,000,000,000	2,343,000,000,000
Financial assets past due but not impaired
Trade and other receivables
Trade receivables	3,417,000,000,000	Rp 4,217,000,000,000
Not past due
Trade and other receivables
Trade receivables	9.5
ECL rate		8.90%
Up to 3 months
Trade and other receivables
Trade receivables	13.4
ECL rate		21.20%
3 to 6 months
Trade and other receivables
Trade receivables	27.4
ECL rate		38.90%
More than 6 months
Trade and other receivables
Trade receivables	91.4
ECL rate		80.40%
Gross or Cost
Trade and other receivables
Trade receivables	16,312,000,000,000	Rp 19,699,000,000,000
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	13,534,000,000,000	15,803,000,000,000
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	2,778,000,000,000	3,896,000,000,000
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	5,625,000,000,000	7,818,000,000,000
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	2,447,000,000,000	2,300,000,000,000
Gross or Cost | Up to 3 months | Third parties
Trade and other receivables
Trade receivables	6,753,000,000,000	8,110,000,000,000
Gross or Cost | Up to 3 months | Related parties
Trade and other receivables
Trade receivables	1,319,000,000,000	2,008,000,000,000
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	924,000,000,000	1,274,000,000,000
Gross or Cost | 3 to 6 months | Third parties
Trade and other receivables
Trade receivables	686,000,000,000	862,000,000,000
Gross or Cost | 3 to 6 months | Related parties
Trade and other receivables
Trade receivables	238,000,000,000	412,000,000,000
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	7,316,000,000,000	8,307,000,000,000
Gross or Cost | More than 6 months | Third parties
Trade and other receivables
Trade receivables	6,095,000,000,000	6,831,000,000,000
Gross or Cost | More than 6 months | Related parties
Trade and other receivables
Trade receivables	1,221,000,000,000	1,476,000,000,000
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,802,000,000,000)	(8,360,000,000,000)	Rp (6,207,000,000,000)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,402,000,000,000)	(6,807,000,000,000)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	(1,400,000,000,000)	(1,553,000,000,000)
Allowance for expected credit losses | Not past due
Trade and other receivables
Trade receivables	(532,000,000,000)	(696,000,000,000)
Allowance for expected credit losses | Up to 3 months
Trade and other receivables
Trade receivables	(328,000,000,000)	(488,000,000,000)
Allowance for expected credit losses | 3 to 6 months
Trade and other receivables
Trade receivables	(253,000,000,000)	(495,000,000,000)
Allowance for expected credit losses | More than 6 months
Trade and other receivables
Trade receivables	Rp (6,689,000,000,000)	Rp (6,681,000,000,000)